Related undertakings - Summary of Other Group Entities having Effective Ownership Less than 100% (Detail)	12 Months Ended
	Dec. 31, 2017 $ / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 € / shares	Dec. 31, 2017 ₨ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 Rp / shares	Dec. 31, 2017 R / shares	Dec. 31, 2017 FG / shares	Dec. 31, 2017 ₮ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 kr / shares	Dec. 31, 2017 ¥ / shares	Dec. 31, 2017 / shares	Dec. 31, 2017 ₱ / shares	Dec. 31, 2017 ر.ع. / shares	Jan. 31, 2013 $ / shares
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.00%
Canada [member] | Ordinary shares [Member] | Canada, Dollars [Member] | Northern Land Company Ltd [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class				$ 1.00
Effective Group % ownership	58.70%
Share class				1.00
Company of operation, Associate	Northern Land Company Ltd
Country of incorporation, Associate	Canada
Proportion of class held (%), Associate	50.00%
Registered office address	235 Water Street, Ste 1000 Scotia Ctr, St-John’s Newfoundland A1C 1B6
Canada [member] | Ordinary shares [Member] | Canada, Dollars [Member] | Quebec North Shore And Labrador Railway Company Compagnie De Chemin De Fer Du Littoral Nord De Quebec Et Du Labrador Inc
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class				27.59
Effective Group % ownership	58.70%
Company of operation, Subsidiary	Quebec North Shore and Labrador Railway Company/ Compagnie de Chemin de Fer du Littoral Nord de Quebec et du Labrador Inc
Share class				27.59
Country of incorporation, Associate	Canada
Proportion of class held (%), Associate	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Canada [member] | Common shares [member] | Canada, Dollars [Member] | Thr mines bc ltd [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.80%
Company of operation, Subsidiary	THR MINES (BC) LTD.
% of share class held by Group companies	100.00%
Registered office address	354-200 Granville Street, Vancouver BC V6C 1S4, Canada
Country of incorporation, Associate	Canada
Canada [member] | Common shares [member] | US Dollars [Member] | Thr mines bc ltd [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.80%
Company of operation, Subsidiary	THR MINES (BC) LTD.
% of share class held by Group companies	100.00%
Registered office address	354-200 Granville Street, Vancouver BC V6C 1S4, Canada
Country of incorporation, Associate	Canada
NETHERLANDS | Ordinary shares [Member] | Euro Member Countries, Euro | Oyu Tolgoi Netherlands Bv
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | € / shares					€ 100.00
Effective Group % ownership	50.80%
Company of operation, Subsidiary	Oyu Tolgoi Netherlands BV
Share class | € / shares					100.00
Country of incorporation, Associate	Netherlands
Proportion of class held (%), Associate	100.00%
Registered office address	Prins Bernhardplein 200 , Amsterdam, 1097 JB, The Netherlands
NETHERLANDS | Ordinary shares [Member] | Euro Member Countries, Euro | Saryarka b v [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | € / shares					200.00
Effective Group % ownership	75.00%
Company of operation, Subsidiary	Saryarka B.V.
Share class | € / shares					200.00
% of share class held by Group companies	75.00%
Registered office address	Welplaatweg 104, 3197 KS , Botlek-Rotterdam, The Netherlands, Netherlands
Country of incorporation, Associate	Netherlands
Mongolia [Member] | Common shares [member] | Mongolia, Tugriks | Oyu Tolgoi LLC [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | ₮ / shares												₮ 10,000.00
Effective Group % ownership	33.50%
Country of incorporation, Subsidiary	Mongolia
Share class | ₮ / shares												10,000.00
Company of operation, Associate	Oyu Tolgoi LLC
Proportion of class held (%), Associate	66.00%
Registered office address	Level 12 Monnis Tower, Chinggis Avenue-15, 1st khoroo, Sukhbaatar District, Ulaanbaatar, 14240, Mongolia
Mongolia [Member] | Common shares [member] | Mongolia, Tugriks | Sgls llc [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | ₮ / shares												10,000
Effective Group % ownership	50.80%
Company of operation, Subsidiary	SGLS LLC
Country of incorporation, Subsidiary	Mongolia
Share class | ₮ / shares												10,000
% of share class held by Group companies	100.00%
Registered office address	Suite 1302, F13, Monnis Tower, Chingis Avenue-15, 1st Khoroo, Sukhbaatar district, Ulaanbaatar, 14240, Mongolia
Australia [member] | Ordinary shares [Member] | Australian Dollars [Member] | Leichhardt Coal Pty Limited [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	44.70%
Company of operation, Associate	Leichhardt Coal Pty Limited
Country of incorporation, Associate	Australia
Proportion of class held (%), Associate	44.70%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Australia [member] | Ordinary shares [Member] | Australian Dollars [Member] | Rightship pty ltd[member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	33.30%
Company of operation, Associate	Rightship Pty Ltd
Country of incorporation, Associate	Australia
Proportion of class held (%), Associate	33.30%
Registered office address	Level 20, 500 Collins Street, Melbourne VIC 3000, Australia
Australia [member] | Ordinary shares [Member] | Australian Dollars [Member] | Robe River Ore Sales Pty Ltd [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	57.10%
Company of operation, Subsidiary	Robe River Ore Sales Pty. Ltd.
% of share class held by Group companies	65.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Country of incorporation, Associate	Australia
Australia [member] | Class D Shares | Australian Dollars [Member] | Queensland Alumina Limited [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	80.00%
Company of operation, Associate	Queensland Alumina Limited
Country of incorporation, Associate	Australia
Proportion of class held (%), Associate	100.00%
Registered office address	Plant Operations Building, Parsons Point, Gladstone QLD 4680, Australia
Australia [member] | Class B shares [member] | Australian Dollars [Member] | Queensland Alumina Limited [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	80.00%
Company of operation, Associate	Queensland Alumina Limited
Country of incorporation, Associate	United States
Proportion of class held (%), Associate	100.00%
Registered office address	Plant Operations Building, Parsons Point, Gladstone QLD 4680, Australia
Australia [member] | Class B shares [member] | Australian Dollars [Member] | Robe River Mining Co Pty Ltd [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	73.60%
Company of operation, Subsidiary	Robe River Mining Co. Pty. Ltd.
% of share class held by Group companies	76.40%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Country of incorporation, Associate	Australia
Australia [member] | Class C Shares | Australian Dollars [Member] | Queensland Alumina Limited [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	80.00%
Company of operation, Associate	Queensland Alumina Limited
Country of incorporation, Associate	United States
Proportion of class held (%), Associate	100.00%
Registered office address	Plant Operations Building, Parsons Point, Gladstone QLD 4680, Australia
Australia [member] | Class A shares [member] | Australian Dollars [Member] | Robe River Mining Co Pty Ltd [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	73.60%
Company of operation, Subsidiary	Robe River Mining Co. Pty. Ltd.
% of share class held by Group companies	40.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Country of incorporation, Associate	Australia
Singapore [member] | Ordinary shares [Member] | US Dollars [Member] | Singapore metals pte ltd [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.80%
Company of operation, Subsidiary	Singapore Metals Pte. Ltd.
% of share class held by Group companies	100.00%
Registered office address	77 Robinson Road, #13-00, Robinson 77, 068896, Singapore
Country of incorporation, Associate	Singapore
Singapore [member] | Ordinary shares [Member] | US Dollars [Member] | Thr kharmagtai pte ltd [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.80%
Company of operation, Subsidiary	THR Kharmagtai Pte Ltd.
% of share class held by Group companies	100.00%
Registered office address	77 Robinson Road, #13-00, Robinson 77, 068896, Singapore
Country of incorporation, Associate	Singapore
JERSEY | Ordinary shares [Member] | US Dollars [Member] | Simfer jersey finance one ltd [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	53.00%
Company of operation, Subsidiary	Simfer Jersey Finance 1 Ltd
% of share class held by Group companies	100.00%
Registered office address	22 Grenville Street, St Helier, JE4 8PX, Jersey
Country of incorporation, Associate	Jersey
JERSEY | Ordinary shares [Member] | US Dollars [Member] | Simfer jersey finance two ltd [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	53.00%
Company of operation, Subsidiary	Simfer Jersey Finance 2 Ltd
% of share class held by Group companies	53.00%
Registered office address	22 Grenville Street, St Helier, JE4 8PX, Jersey
Country of incorporation, Associate	Jersey
JERSEY | Ordinary shares [Member] | US Dollars [Member] | Simfer Jersey Limited [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	53.00%
Company of operation, Subsidiary	Simfer Jersey Limited
% of share class held by Group companies	53.00%
Registered office address	22 Grenville Street, St Helier, JE4 8PX, Jersey
Country of incorporation, Associate	Jersey
United States [member] | Resolution Copper Mining LLC [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	55.00%
Company of operation, Associate	Resolution Copper Mining LLC
Country of incorporation, Associate	United States
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, U.S.A.
United States [member] | Thr delaware holdings llc [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.80%
Company of operation, Subsidiary	THR Delaware Holdings, LLC
Registered office address	National Corporate Research, Ltd., 850 New Burton Road, Suite 201, Dover DE 19904, United States
Country of incorporation, Associate	United States
United States [member] | Common shares [member] | US Dollars [Member] | Magma Arizona Railroad Company [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class	$ 100
Effective Group % ownership	54.90%
Share class	$ 100
Company of operation, Associate	Magma Arizona Railroad Company
Country of incorporation, Associate	United States
Proportion of class held (%), Associate	99.90%
Registered office address	CSC, 2338 W. Royal Palm Road, Suite J, Phoenix AZ 85021
United States [member] | Common shares [member] | US Dollars [Member] | Pechiney Reynolds Quebec Inc [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class	$ 10.00
Effective Group % ownership	50.20%
Share class	$ 10.00
Company of operation, Associate	Pechiney Reynolds Quebec, Inc.
Country of incorporation, Associate	United States
Proportion of class held (%), Associate	50.00%
Registered office address	CSC, 233 South 13th Street, Suite 1900, Lincoln NE 68508, U.S.A.
United States [member] | Preferred Shares [member] | US Dollars [Member] | Pechiney Reynolds Quebec Inc [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class	$ 100.00
Effective Group % ownership	50.20%
Share class	$ 100.00
Company of operation, Associate	Pechiney Reynolds Quebec, Inc.
Country of incorporation, Associate	United States
Proportion of class held (%), Associate	100.00%
Registered office address	CSC, 233 South 13th Street, Suite 1900, Lincoln NE 68508, U.S.A.
Lao People’s Democratic Republic | Ordinary shares [Member] | US Dollars [Member] | Lao Sanxai Minerals Company Limited
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class	$ 1.00
Effective Group % ownership	70.00%
Share class	$ 1.00
Company of operation, Associate	Lao Sanxai Minerals Company Limited
Proportion of class held (%), Associate	70.00%
Registered office address	5th Floor, ANZ Bank Building, 33 Lane Xang Avenue, Hatsady Village, Chanthaboury District, Vientiane Capital, Lao People’s Democratic Republic
CHILE | Minera Escondida Ltda [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	30.00%
Company of operation, Associate	Minera Escondida Ltda
Country of incorporation, Associate	Chile
Registered office address	Av.Cerro Plomo, Piso 18,Las Condes, Santiago, 7580154, Chile
LUXEMBOURG | Ordinary shares [Member] | US Dollars [Member] | Movele [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.80%
Company of operation, Associate	Movele
Country of incorporation, Associate	Luxembourg
Proportion of class held (%), Associate	100.00%
Registered office address	22 rue Jean-Pierre Brasseur, L-1258, Luxembourg
LUXEMBOURG | Preferred Shares [member] | US Dollars [Member] | Movele [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.80%
Company of operation, Associate	Movele
Country of incorporation, Associate	Luxembourg
Proportion of class held (%), Associate	100.00%
Registered office address	22 rue Jean-Pierre Brasseur, L-1258, Luxembourg
NEW ZEALAND | Ordinary shares [Member] | New Zealand, Dollars | N Z A S Retirement Fund Trustee Limited
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	79.40%
Company of operation, Associate	NZAS Retirement Fund Trustee Limited
Country of incorporation, Associate	New Zealand
Proportion of class held (%), Associate	100.00%
Registered office address	Mercer (NZ) Limiited, Level 8, 113-119 The Terrace, Wellington, 6140, New Zealand
NEW ZEALAND | A Ordinary Shares | New Zealand, Dollars | New Zealand Aluminium Smelters Ltd [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class								$ 1.00
Effective Group % ownership	79.40%
Share class								$ 1.00
Company of operation, Associate	New Zealand Aluminium Smelters Ltd
Country of incorporation, Associate	New Zealand
Proportion of class held (%), Associate	79.40%
Registered office address	Tiwai Road , Southland via Intercargill, New Zealand
SOUTH AFRICA | Ordinary shares [Member] | South Africa, Rand | Nozalela Mineral Sands (Pty) Ltd [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | R / shares										R 1.00
Effective Group % ownership	74.00%
Share class | R / shares										1.00
Company of operation, Associate	Nozalela Mineral Sands (Pty) Ltd
Country of incorporation, Associate	South Africa
Proportion of class held (%), Associate	100.00%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
SOUTH AFRICA | Ordinary shares [Member] | South Africa, Rand | Riversdale anthracite colliery proprietary ltd [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | R / shares										2.00
Effective Group % ownership	74.00%
Company of operation, Subsidiary	Riversdale Anthracite Colliery (Proprietary) Ltd
Share class | R / shares										2.00
% of share class held by Group companies	74.00%
Registered office address	Ground Floor – Cypress Place North, Woodmead Business Park, 140-142 Western Service Road, Woodmead, 2151, South Africa
Country of incorporation, Associate	South Africa
SOUTH AFRICA | Preferred Shares [member] | South Africa, Rand | Richards Bay Prefco (Pty) Ltd [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | R / shares										0.01
Effective Group % ownership	99.90%
Share class | R / shares										0.01
Company of operation, Associate	Richards Bay Prefco (Pty) Ltd
Country of incorporation, Associate	South Africa
Proportion of class held (%), Associate	100.00%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
SOUTH AFRICA | BHP Billiton Preference Shares [member] | South Africa, Rand | Richards Bay Titanium (Proprietary) Limited [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | R / shares										0.01
Effective Group % ownership	73.90%
Share class | R / shares										0.01
Company of operation, Associate	Richards Bay Titanium (Proprietary) Limited
Country of incorporation, Associate	South Africa
Proportion of class held (%), Associate	100.00%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
SOUTH AFRICA | BHP Billiton Preference Shares [member] | South Africa, Rand | Richards Bay Mining (Proprietary) Limited [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | R / shares										0.01
Effective Group % ownership	73.90%
Share class | R / shares										0.01
Company of operation, Associate	Richards Bay Mining (Proprietary) Limited
Country of incorporation, Associate	South Africa
Proportion of class held (%), Associate	100.00%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
SOUTH AFRICA | B ordinary shares [member] | South Africa, Rand | Richards Bay Titanium (Proprietary) Limited [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | R / shares										0.01
Effective Group % ownership	73.90%
Share class | R / shares										0.01
Company of operation, Associate	Richards Bay Titanium (Proprietary) Limited
Country of incorporation, Associate	South Africa
Proportion of class held (%), Associate	100.00%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
SOUTH AFRICA | B ordinary shares [member] | South Africa, Rand | Richards Bay Mining (Proprietary) Limited [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | R / shares										0.01
Effective Group % ownership	73.90%
Share class | R / shares										0.01
Company of operation, Associate	Richards Bay Mining (Proprietary) Limited
Country of incorporation, Associate	South Africa
Proportion of class held (%), Associate	99.90%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
SOUTH AFRICA | B preference shares [member] | South Africa, Rand | Richards Bay Titanium (Proprietary) Limited [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | R / shares										0.01
Effective Group % ownership	73.90%
Share class | R / shares										0.01
Company of operation, Associate	Richards Bay Titanium (Proprietary) Limited
Country of incorporation, Associate	South Africa
Proportion of class held (%), Associate	100.00%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
SOUTH AFRICA | B preference shares [member] | South Africa, Rand | Richards Bay Mining (Proprietary) Limited [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | R / shares										0.01
Effective Group % ownership	73.90%
Share class | R / shares										0.01
Company of operation, Associate	Richards Bay Mining (Proprietary) Limited
Country of incorporation, Associate	South Africa
Proportion of class held (%), Associate	100.00%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
Virgin Islands, British [member] | Common shares [member] | US Dollars [Member] | Orian Holding Corp
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.80%
Company of operation, Associate	Orian Holding Corp
Country of incorporation, Associate	British Virgin Islands
Proportion of class held (%), Associate	100.00%
Registered office address	Midocean Cambers-Management and Trust Services (BVI) Limited, PO Box 805, Pelican Drive, Road Town, Tortola,VG 110, British Virgin Islands
PHILIPPINES | Ordinary shares [Member] | Philippines, Pesos | Pechiney Philippines Inc
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | ₱ / shares																	₱ 10.00
Effective Group % ownership	99.90%
Share class | ₱ / shares																	10.00
Company of operation, Associate	Pechiney Philippines Inc.
Country of incorporation, Associate	Philippines
Proportion of class held (%), Associate	99.90%
Registered office address	Room 306, ITC Building, 337 Sen Gil Puyat Avenue, Markati, Metro Manila, Philippines
France [member] | Ordinary shares [Member] | Euro Member Countries, Euro | Procivis savoie [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | € / shares					19.00
Effective Group % ownership	22.10%
Share class | € / shares					19.00
Company of operation, Associate	Procivis Savoie
Country of incorporation, Associate	France
Proportion of class held (%), Associate	22.10%
Registered office address	116 Quai Charles Roissard, 73000, Chambéry, France
Indonesia [member] | Ordinary shares [Member] | US Dollars [Member] | PT Mitra Sumbawa Minerals [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class	$ 1.00
Effective Group % ownership	90.00%
Share class	$ 1.00
Company of operation, Associate	PT Mitra Sumbawa Minerals
Country of incorporation, Associate	Indonesia
Proportion of class held (%), Associate	90.00%
Registered office address	15th Floor, Menara Anugrah, Kantor Taman E3.3, Jalan DR. Ide Anak Agung Gde Agung Lot 8.6-8.7, Jakarta, 12950, Indonesia
Indonesia [member] | Ordinary shares [Member] | US Dollars [Member] | PT Rikit Alas Minerals [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class	$ 1.00
Effective Group % ownership	90.00%
Company of operation, Subsidiary	PT Rikit Alas Minerals
Share class	$ 1.00
Country of incorporation, Associate	Indonesia
Proportion of class held (%), Associate	90.00%
Registered office address	15th Floor, Menara Anugrah, Kantor Taman E3.3, Jalan DR. Ide Anak Agung Gde Agung Lot 8.6-8.7, Jakarta, 12950, Indonesia
Indonesia [member] | Ordinary shares [Member] | Indonesia, Rupiahs | PT Hutan Lindung Kelian Lestari [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | Rp / shares									Rp 9,803.00
Effective Group % ownership	99.00%
Company of operation, Subsidiary	PT Hutan Lindung Kelian Lestari
Share class | Rp / shares									9,803.00
Country of incorporation, Associate	Indonesia
Proportion of class held (%), Associate	99.00%
Registered office address	Kelian Mine Site, West Kutai, East Kalimantan, Indonesia
Indonesia [member] | Ordinary shares [Member] | Indonesia, Rupiahs | PT Kelian Equatorial Mining [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | Rp / shares									1,080.00
Effective Group % ownership	90.00%
Company of operation, Subsidiary	PT Kelian Equatorial Mining
Share class | Rp / shares									Rp 1,080.00
Country of incorporation, Associate	Indonesia
Proportion of class held (%), Associate	90.00%
Registered office address	31st Floor, Menara BTPN, Jl. Dr. Ide Anak Agung Gde Agung Lot 5.5-5.6, Mega Kuningan, Jakarta, 12950, Indonesia
Madagascar [member] | Common shares [member] | US Dollars [Member] | QIT Madagascar Minerals SA [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class	$ 10.00
Effective Group % ownership	80.00%
Company of operation, Subsidiary	QIT Madagascar Minerals SA
Share class	$ 10.00
Country of incorporation, Associate	Madagascar
Proportion of class held (%), Associate	80.00%
Registered office address	Immeuble ASSIST, Ivandry , Lot N°35, 5ème étage, 101 Antananarivo , Antananarivo, Madagascar
Madagascar [member] | Certicats d'investissemant [Member] | US Dollars [Member] | QIT Madagascar Minerals SA [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class	$ 10.00
Effective Group % ownership	80.00%
Company of operation, Subsidiary	QIT Madagascar Minerals SA
Share class	$ 10.00
Country of incorporation, Associate	Madagascar
Proportion of class held (%), Associate	100.00%
Registered office address	Immeuble ASSIST, Ivandry , Lot N°35, 5ème étage, 101 Antananarivo , Antananarivo, Madagascar
India [member] | Ordinary shares [Member] | India, Rupees | Rio tinto orissa mining private ltd [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | ₨ / shares						₨ 100.00
Company of operation, Subsidiary	Rio Tinto Orissa Mining Private Ltd
Share class | ₨ / shares						₨ 100.00
Country of incorporation, Associate	India
Proportion of class held (%), Associate	51.00%
Effective subsidiary group % ownership	51.00%
Registered office address	N-3 / 356, IRC Village, Nayapalli, Bhubaneswar, Orissa, 751015, India
Oman [member] | Ordinary shares [Member] | Oman, Rials | Rio Tinto Sohar Logistics LLC [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | ر.ع. / shares																		ر.ع. 1.00
Effective Group % ownership	70.00%
Company of operation, Subsidiary	Rio Tinto Sohar Logistics LLC
Share class | ر.ع. / shares																		1.00
% of share class held by Group companies	70.00%
Registered office address	P.O. Box 686, Ruwi, 112, Oman
Country of incorporation, Associate	Oman
Oman [member] | Ordinary shares [Member] | Oman, Rials | Sohar Aluminium Co. L.L.C. [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | ر.ع. / shares																		1.00
Effective Group % ownership	20.00%
Share class | ر.ع. / shares																		ر.ع. 1.00
% of share class held by Group companies	20.00%
Registered office address	Sohar Industrial Estate, P.O. Box 80, PC 327, Sohar, Sultanate of Oman
Company of operation, Associate	Sohar Aluminium Co. L.L.C.
Country of incorporation, Associate	Oman
Namibia [member] | B Shares Shares | Namibia, Dollars | Rossing Uranium Limited [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class													$ 1
Effective Group % ownership	35.60%
Company of operation, Subsidiary	Rossing Uranium Limited
Share class													1
% of share class held by Group companies	71.20%
Registered office address	360 Sam Nujoma Drive, Klein Windhoek, Windhoek, Namibia
Country of incorporation, Associate	Namibia
Namibia [member] | C shares [member] | Namibia, Dollars | Rossing Uranium Limited [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class													0.1
Effective Group % ownership	35.60%
Company of operation, Subsidiary	Rossing Uranium Limited
Share class													$ 0.1
% of share class held by Group companies	70.60%
Registered office address	360 Sam Nujoma Drive, Klein Windhoek, Windhoek, Namibia
Country of incorporation, Associate	Namibia
United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds | Simfer jersey nominee limited [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | £ / shares		£ 1.00
Effective Group % ownership	53.00%
Company of operation, Subsidiary	Simfer Jersey Nominee Limited
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Country of incorporation, Associate	United Kingdom
Guinea [member] | Societe Miniere Et De Participations
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.00%
Company of operation, Subsidiary	Societe Miniere Et De Participations
Registered office address	Tougue, Guinea
Country of incorporation, Associate	Guinea
Guinea [member] | Ordinary shares [Member] | Guinea, Francs | Simfer S.A. [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | FG / shares											FG 100,000
Effective Group % ownership	45.00%
Company of operation, Subsidiary	SIMFER S.A.
Share class | FG / shares											FG 100,000
% of share class held by Group companies	85.00%
Registered office address	Résidence Dolphine1 – Coleah Corniche Sud, Commune de Matam, BP 848, Conakry, BP 848, Guinea
Country of incorporation, Associate	Guinea
Aruba [member] | Common shares [member] | US Dollars [Member] | THR Aruba Holdings LLC A.V.V [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class	$ 1.00
Effective Group % ownership	50.80%
Company of operation, Subsidiary	THR Aruba Holdings LLC A.V.V.
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	IMC International Management Trust Company N.V.,L.G.Smith Blvd. 62, Miramar Building, Oranjestad, Aruba
Country of incorporation, Associate	Aruba
Alufluor Ab | SWEDEN | Ordinary shares [Member] | Sweden, Kronor
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | kr / shares														kr 1,000.00
Effective Group % ownership	50.00%
Company of operation, Subsidiary	Alufluor AB
Country of incorporation, Subsidiary	Sweden
Share class | kr / shares														kr 1,000.00
% of share class held by Group companies	50.00%
Registered office address	Industrigatan 70, Box 902, S-25109, Helsingborg, Sweden
Aluminerie De Becancour Inc [member] | Canada [member] | Ordinary shares [Member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class				1.00
Effective Group % ownership	25.20%
Company of operation, Subsidiary	Aluminerie De Becancour, Inc
Country of incorporation, Subsidiary	Canada
Share class				1.00
% of share class held by Group companies	50.10%
Registered office address	5555 Pierre Thibault Street, PO 30, Becancour, Quebec G0X 1B, Canada
Aluminerie Alouette Inc. [member] | Canada [member] | Ordinary shares [Member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	40.00%
Company of operation, Subsidiary	Aluminerie Alouette Inc
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	40.00%
Registered office address	400, Chemin de la Pointe-Noire, C.P. 1650, Sept-Îles Québec G4R 5M9, Canada
Aluminium and chemie rotterdam b v [member] | NETHERLANDS | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | € / shares					4,555
Effective Group % ownership	65.80%
Company of operation, Subsidiary	Aluminium & Chemie Rotterdam B.V.
Country of incorporation, Subsidiary	Netherlands
Share class | € / shares					4,555
% of share class held by Group companies	65.80%
Registered office address	Oude Maasweg 80, NL-3197 KJ, Botlek, Rotterdam, The Netherlands
Asia Gold Mongolia LLC [member] | Mongolia [Member] | Common shares [member] | Mongolia, Tugriks
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | ₮ / shares												1,250.00
Effective Group % ownership	50.70%
Company of operation, Subsidiary	Asia Gold Mongolia LLC
Country of incorporation, Subsidiary	Mongolia
Share class | ₮ / shares												1,250.00
% of share class held by Group companies	100.00%
Registered office address	Suite 1302, F13, Monnis Tower, Chingis Avenue-15, 1st Khoroo, Sukhbaatar district, Ulaanbaatar, 14240, Mongolia
Asia Naran Bulag LLC [member] | Mongolia [Member] | Common shares [member] | Mongolia, Tugriks
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | ₮ / shares												1,000.00
Effective Group % ownership	50.70%
Company of operation, Subsidiary	Asia Naran Bulag LLC
Country of incorporation, Subsidiary	Mongolia
Share class | ₮ / shares												1,000.00
% of share class held by Group companies	100.00%
Registered office address	Suite 1302, F13, Monnis Tower, Chingis Avenue-15, 1st Khoroo, Sukhbaatar district, Ulaanbaatar, 14240, Mongolia
Beasley River Marketing Pty Ltd | Australia [member] | A Class Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	53.00%
Company of operation, Subsidiary	Beasley River Marketing Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Beasley River Marketing Pty Ltd | Australia [member] | Class B Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	53.00%
Company of operation, Subsidiary	Beasley River Marketing Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Balkhash Saryshagan LLP [member] | Kazakhstan [member] | Kazakhstan, Tenge
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	75.00%
Company of operation, Subsidiary	Balkhash Saryshagan LLP
Country of incorporation, Subsidiary	Kazakhstan
Registered office address	Dostyk 310/G, Almaty, 050020, Kazakhstan
Bektau B V | NETHERLANDS | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | € / shares					200.00
Effective Group % ownership	75.00%
Company of operation, Subsidiary	Bektau B.V.
Country of incorporation, Subsidiary	Netherlands
Share class | € / shares					200.00
% of share class held by Group companies	75.00%
Registered office address	Welplaatweg 104, 3197 KS , Botlek-Rotterdam, The Netherlands, Netherlands
Blair athol coal pty ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	71.20%
Company of operation, Subsidiary	Blair Athol Coal Pty. Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	57.20%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Boyne Smelters Limited [member] | Australia [member] | A one class shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	59.40%
Company of operation, Subsidiary	Boyne Smelters Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Boyne Smelters Limited [member] | Australia [member] | A two class shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	59.40%
Company of operation, Subsidiary	Boyne Smelters Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Boyne Smelters Limited [member] | Australia [member] | B one class shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	59.40%
Company of operation, Subsidiary	Boyne Smelters Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Canpacific potash inc [member] | Canada [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	32.00%
Company of operation, Subsidiary	CanPacific Potash Inc.
Country of incorporation, Subsidiary	Canada
Registered office address	c/o McKercher LLP, 374 Third Avenue South, Saskatoon SK S7K1M5, Canada
Carol Lake Company Ltd [member] | Canada [member] | Ordinary shares [Member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class				100.00
Effective Group % ownership	58.70%
Company of operation, Subsidiary	Carol Lake Company Ltd.
Country of incorporation, Subsidiary	Canada
Share class				100.00
% of share class held by Group companies	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Chinalco rio tinto exploration co Ltd [member] | China [member] | Ordinary shares [Member] | China, Yuan Renminbi
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | ¥ / shares															¥ 1.00
Effective Group % ownership	49.00%
Company of operation, Subsidiary	Chinalco Rio Tinto Exploration Co. Ltd (in liquidation)
Country of incorporation, Subsidiary	China
Share class | ¥ / shares															¥ 1.00
% of share class held by Group companies	49.00%
Registered office address	Unit 402, China Resources Building, No. 8 Jianguomenbei Avenue, Dong Cheng District, Beijing, 100005 P.R., China
Chlor Alkali Unit Pte Ltd [member] | Singapore [member] | Ordinary shares [Member] | Singapore, Dollars
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class							$ 1.00
Effective Group % ownership	68.40%
Company of operation, Subsidiary	Chlor Alkali Unit Pte Ltd
Country of incorporation, Subsidiary	Singapore
Share class							1.00
% of share class held by Group companies	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Chlor Alkali Unit Pte Ltd [member] | Singapore [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class							1.00
Effective Group % ownership	68.40%
Company of operation, Subsidiary	Chlor Alkali Unit Pte Ltd
Country of incorporation, Subsidiary	Singapore
Share class							$ 1.00
% of share class held by Group companies	68.40%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Corporation De Peche Ste Marguerite Inc | Canada [member] | Ordinary shares [Member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class				10.00
Effective Group % ownership	96.80%
Company of operation, Subsidiary	Corporation De Peche Ste-Marguerite Inc
Country of incorporation, Subsidiary	Canada
Share class				10.00
% of share class held by Group companies	96.80%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Dalrymple Bay Coal Terminal Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	22.80%
Company of operation, Subsidiary	Dalrymple Bay Coal Terminal Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	32.10%
Registered office address	Martin Armstrong Drive, Hay Point via Mackay QLD 4740, Australia
Dampier Salt Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Company of operation, Subsidiary	Dampier Salt Limited
Country of incorporation, Subsidiary	Australia
Dampier Salt Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class			$ 1.00257																$ 1.88
Effective Group % ownership	68.40%
Company of operation, Subsidiary	Dampier Salt Limited
Country of incorporation, Subsidiary	Australia
Share class			$ 1.00257																$ 1.88
% of share class held by Group companies	68.40%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Enarotali gold project limited [member] | JERSEY | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | £ / shares		0.001
Effective Group % ownership	25.00%
Company of operation, Subsidiary	Enarotali Gold Project Limited
Country of incorporation, Subsidiary	Jersey
Share class | £ / shares		£ 0.001
% of share class held by Group companies	25.00%
Registered office address	13 Castle Street, St Helier, Jersey JE4 5UT, Jersey
Energy Resources of Australia Limited [Member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Company of operation, Subsidiary	Energy Resources of Australia Limited
Country of incorporation, Subsidiary	Australia
Energy Resources of Australia Limited [Member] | Australia [member] | A Class Ordinary Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	68.40%
Company of operation, Subsidiary	Energy Resources of Australia Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	68.40%
Registered office address	C/- Mallesons Stephen Jacques, 60 Marcus Clarke Street, Canberra ACT, Australia
Fabrica de plasticos mycsa sa [member] | VENEZUELA | Common shares [member] | Venezuelan bol?var fuerte
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | / shares																1.00
Effective Group % ownership	49.00%
Company of operation, Subsidiary	Fabrica De Plasticos Mycsa, S.A.
Country of incorporation, Subsidiary	Bolivarian Republic of Venezuela
Share class | / shares																1.00
% of share class held by Group companies	49.00%
Registered office address	Urbanización Industrial San Ignacio, parcela 2-A, vía San Pedro, Los Teques, Estado Miranda, Venezuela
Global hubco bv [member] | NETHERLANDS | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | € / shares					1.00
Effective Group % ownership	33.30%
Company of operation, Subsidiary	Global Hubco BV
Country of incorporation, Subsidiary	Netherlands
Share class | € / shares					€ 1.00
% of share class held by Group companies	33.30%
Registered office address	c/o TMF Netherlands B.V., Luna Arena, Herikerbergweg 238, 1101, CM Amsterdam Zuidoost, Netherlands
Gulf Power Company La Compagnie Gulf Power [member] | Canada [member] | Ordinary shares [Member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class				100.00
Effective Group % ownership	58.70%
Company of operation, Subsidiary	Gulf Power Company/La Compagnie Gulf Power
Country of incorporation, Subsidiary	Canada
Share class				$ 100.00
% of share class held by Group companies	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Hail Creek Marketing Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	82.00%
Company of operation, Subsidiary	Hail Creek Marketing Pty Ltd;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	82.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Half Tide Marine Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	34.60%
Company of operation, Subsidiary	Half-Tide Marine Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	48.60%
Registered office address	DBCT MS F283, Martin Armstrong Drive, Hay Point, QLD 4740, Australia
Halco (Mining) Inc [member] | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class	$ 100.00
Effective Group % ownership	45.00%
Company of operation, Subsidiary	Halco (Mining) Inc
Country of incorporation, Subsidiary	United States
Share class	$ 100.00
% of share class held by Group companies	45.00%
Registered office address	The Prentice-Hall Corporation System, Inc., 2711 Centerville Road, Suite 400, Willmington DE 19808, United States
Heruga Exploration L L C | Mongolia [Member] | Common shares [member] | Mongolia, Tugriks
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | ₮ / shares												12,500
Effective Group % ownership	50.80%
Company of operation, Subsidiary	Heruga Exploration LLC
Country of incorporation, Subsidiary	Mongolia
Share class | ₮ / shares												₮ 12,500
% of share class held by Group companies	100.00%
Registered office address	Suite 1302, F13, Monnis Tower, Chingis Avenue-15, 1st Khoroo, Sukhbaatar district, Ulaanbaatar, 14240, Mongolia
Hope Downs Marketing Company Pty Ltd [member] | Australia [member] | A Class Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.00%
Company of operation, Subsidiary	Hope Downs Marketing Company Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Hydrogen energy international llc [member] | United States [member] | US Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.00%
Company of operation, Subsidiary	Hydrogen Energy International LLC
Country of incorporation, Subsidiary	United States
Registered office address	1209 Orange Street, Wilmington, New Castle, Delaware, U.S.A.
IAL Holdings Singapore Pte Ltd [member] | Singapore [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	57.80%
Company of operation, Subsidiary	IAL Holdings Singapore Pte Ltd
Country of incorporation, Subsidiary	Singapore
% of share class held by Group companies	100.00%
Registered office address	77 Robinson Road, #13-00, Robinson 77, 068896, Singapore
Iron Ore Company of Canada [member] | Common shares [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Company of operation, Subsidiary	Iron Ore Company of Canada
Country of incorporation, Subsidiary	Canada
Iron Ore Company of Canada [member] | United States [member] | Series B Share [member] | US Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class	$ 1,000.00
Effective Group % ownership	58.70%
Company of operation, Subsidiary	Iron Ore Company of Canada
Country of incorporation, Subsidiary	United States
Share class	$ 1,000.00
% of share class held by Group companies	91.40%
Registered office address	1209 Orange Street, Wilmington, Delaware 19801, U.S.A.
Iron Ore Company of Canada [member] | United States [member] | Series G Share [member] | US Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class	$ 1,000.00
Effective Group % ownership	58.70%
Company of operation, Subsidiary	Iron Ore Company of Canada
Country of incorporation, Subsidiary	United States
Share class	$ 1,000.00
% of share class held by Group companies	100.00%
Registered office address	1209 Orange Street, Wilmington, Delaware 19801, U.S.A.
Iron Ore Company of Canada [member] | United States [member] | Series F Shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class	$ 1,000.00
Effective Group % ownership	58.70%
Company of operation, Subsidiary	Iron Ore Company of Canada
Country of incorporation, Subsidiary	United States
Share class	$ 1,000.00
% of share class held by Group companies	100.00%
Registered office address	1209 Orange Street, Wilmington, Delaware 19801, U.S.A.
Korgantas LLP [member] | Kazakhstan [member] | Subsidiaries [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	75.00%
Company of operation, Associate	Korgantas LLP
Country of incorporation, Associate	Kazakhstan
Registered office address	Dostyk 310/G, Almaty, 050020, Kazakhstan
Thr Mines Services Co Ltd | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.80%
Company of operation, Subsidiary	THR Mines Services Co. Ltd
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Registered office address	Lackowicz Shier & Hoffman Barristers & Solicitors, 300-204 Black Street, Whitehorse YT Y1A 2M9, Canada
Thr Oyu Tolgoi Ltd | Virgin Islands, British [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class	$ 1.00
Effective Group % ownership	50.80%
Company of operation, Subsidiary	THR OYU TOLGOI LTD
Country of incorporation, Subsidiary	British Virgin Islands
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	Midocean Chambers, Road Town, Tortola, Virgin Islands, British
Thr Ulaan Pte Ltd | Singapore [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.80%
Company of operation, Subsidiary	THR Ulaan Pte. Ltd
Country of incorporation, Subsidiary	Singapore
% of share class held by Group companies	100.00%
Registered office address	77 Robinson Road, #13-00, Robinson 77, 068896, Singapore
Tisand Proprietary Limited | SOUTH AFRICA | A Ordinary Shares | South Africa, Rand
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | R / shares										1.00
Effective Group % ownership	74.00%
Company of operation, Subsidiary	Tisand (Proprietary) Limited
Country of incorporation, Subsidiary	South Africa
Share class | R / shares										1.00
% of share class held by Group companies	100.00%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
Tisand Proprietary Limited | SOUTH AFRICA | B ordinary shares [member] | South Africa, Rand
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | R / shares										1.00
Effective Group % ownership	74.00%
Company of operation, Subsidiary	Tisand (Proprietary) Limited
Country of incorporation, Subsidiary	South Africa
Share class | R / shares										1.00
% of share class held by Group companies	100.00%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
Tisand Proprietary Limited | SOUTH AFRICA | Cumulative Preference Shares | South Africa, Rand
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | R / shares										1,000.00
Effective Group % ownership	74.00%
Company of operation, Subsidiary	Tisand (Proprietary) Limited
Country of incorporation, Subsidiary	South Africa
Share class | R / shares										1,000.00
% of share class held by Group companies	100.00%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
Tomago Aluminium Company Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	51.60%
Company of operation, Subsidiary	Tomago Aluminium Company Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	638 Tomago Road, Tomago, NSW 2322, Australia
Turquoise Hill Beijing Services Company Ltd | China [member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.80%
Company of operation, Subsidiary	Turquoise Hill (Beijing) Services Company Ltd
Country of incorporation, Subsidiary	China
Registered office address	Room 2913, Cameo Center, No.16 GuangShun South Street, WangJing ChaoYang District, Beijing China. 100102
Turquoise Hill Netherlands Cooperatief U A | NETHERLANDS | C O O P Shares | US Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.80%
Company of operation, Subsidiary	Turquoise Hill Netherlands Cooperatief U.A
Country of incorporation, Subsidiary	Netherlands
% of share class held by Group companies	100.00%
Registered office address	Prins Bernhardplein 200, 1097 JB Amsterdam, The Netherlands
Turquoise Hill Resources Ltd [member] | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	50.80%
Company of operation, Subsidiary	Turquoise Hill Resources Ltd
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	50.80%
Registered office address	300-204 Black Street, Whitehorse Yukon Territories Y1A 2M9, Canada
Turquoise Hill Resources Philippines Inc | PHILIPPINES | Common shares [member] | Philippines, Pesos
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | ₱ / shares																	100.00
Effective Group % ownership	50.80%
Company of operation, Subsidiary	Turquoise Hill Resources Philippines Inc
Country of incorporation, Subsidiary	Philippines
Share class | ₱ / shares																	₱ 100.00
% of share class held by Group companies	99.90%
Registered office address	Romulo Mabanta Buenaventura Sayoc & De Los Angeles, 21st Floor, Philamlife Tower, 8767 Paswode Roxas, Makati City, 1226, Philippines
Turquoise Hill Resources Singapore Pte Ltd | Singapore [member] | Common shares [member] | Singapore, Dollars
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class	$ 1.00
Effective Group % ownership	50.80%
Company of operation, Subsidiary	Turquoise Hill Resources Singapore Pte Ltd
Country of incorporation, Subsidiary	Singapore
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	1A International Business Park, 609933, Singapore
Twin Falls Power Corporation Ltd | Canada [member] | Class B Shares | Canada, Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	34.253%
Company of operation, Subsidiary	Twin Falls Power Corporation Ltd
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	74.40%
Registered office address	Hydro Place, P.O. Box 12500, St-John’s Newfoundand and Labrador A1B 3T5, Canada
Yalleen Pastoral Co Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Effective Group % ownership	56.00%
Company of operation, Subsidiary	Yalleen Pastoral Co Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	63.70%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Zululand Titanium Pty Ltd | SOUTH AFRICA | Ordinary shares [Member] | South Africa, Rand
Disclosure Of Significant Investments In Associates Subsidiaries And Join Ventures [Line Items]
Share class | R / shares										1.00
Effective Group % ownership	74.00%
Company of operation, Subsidiary	Zululand Titanium (Pty) Ltd
Country of incorporation, Subsidiary	South Africa
Share class | R / shares										R 1.00
% of share class held by Group companies	100.00%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa